UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-121

Name of Registrant:	Vanguard Wellington Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 28

Date of reporting period:	February 30, 2009

Item 1:	Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments

As of February 28, 2009

		Shares	Market Value ($000)
Common Stocks (58.3%)
Consumer Discretionary (3.3%)
	Comcast Corp. Class A	17,851,000	233,134
	Staples, Inc.	13,317,800	212,419
	The Walt Disney Co.	9,634,700	161,574
	Honda Motor Co., Ltd ADR	6,769,300	159,959
	Time Warner, Inc.	18,824,300	143,629
*	Viacom Inc. Class B	7,808,800	120,178
	Home Depot, Inc.	2,959,600	61,826
*,^	Ford Motor Co.	11,840,160	23,680

			1,116,399
Consumer Staples (6.0%)
	Wal-Mart Stores, Inc.	6,402,900	315,279
	Nestle SA ADR	9,105,000	296,322
	PepsiCo, Inc.	5,017,400	241,538
	Kimberly-Clark Corp.	4,687,600	220,833
	Philip Morris International Inc.	4,935,500	165,191
	The Procter & Gamble Co.	3,299,175	158,921
	SABMiller PLC	10,852,532	157,123
	The Coca-Cola Co.	3,747,600	153,089
	Walgreen Co.	4,689,300	111,887
	Unilever NV ADR	4,695,900	89,739
	Sysco Corp.	3,817,000	82,065
	SABMiller PLC ADR	1,261,800	18,258

			2,010,245
Energy (10.2%)
	Chevron Corp.	10,110,200	613,790
	ExxonMobil Corp.	8,003,600	543,445
	Total SA ADR	10,756,300	507,698
	EnCana Corp. (New York Shares)	6,990,304	275,208
	XTO Energy, Inc.	8,187,500	259,216
	Anadarko Petroleum Corp.	6,601,800	230,733
	Marathon Oil Corp.	9,673,700	225,107
	BP PLC ADR	5,713,400	219,166
	Schlumberger Ltd.	5,546,300	211,092
	Eni SpA ADR	3,434,700	137,422
	ConocoPhillips Co.	2,757,663	102,999
	Petroleo Brasileiro SA ADR	3,327,300	92,266

			3,418,142
Financials (7.1%)
	JPMorgan Chase & Co.	12,678,876	289,712
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,193,772	266,804
	Ace Ltd.	6,731,300	245,760
	State Street Corp.	8,496,627	214,710
	MetLife, Inc.	10,560,305	194,943
	Wells Fargo & Co.	15,219,617	184,157
	PNC Financial Services Group	5,729,400	156,642

	Morgan Stanley	7,534,400	147,222
	The Goldman Sachs Group, Inc.	1,597,000	145,455
*	UBS AG (New York Shares)	13,820,134	125,072
	U.S. Bancorp	6,793,800	97,219
	The Travelers Cos., Inc.	2,661,300	96,206
	Toronto Dominion Bank	2,788,300	81,809
	Marsh & McLennan Cos., Inc.	4,022,000	72,115
	Prudential Financial, Inc.	2,084,915	34,213
	The Hartford Financial Services Group Inc.	4,520,300	27,574
	Bank of America Corp.	6,740,449	26,625

			2,406,238
Health Care (9.5%)
	Eli Lilly & Co.	13,449,700	395,152
	Wyeth	9,107,200	371,756
	Schering-Plough Corp.	18,688,700	324,997
	Medtronic, Inc.	10,963,500	324,410
	Abbott Laboratories	6,274,300	297,025
	Bristol-Myers Squibb Co.	14,103,200	259,640
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	5,175,800	230,737
	Pfizer Inc.	17,511,800	215,570
	Merck & Co., Inc.	8,488,200	205,415
	AstraZeneca Group PLC ADR	6,488,900	204,984
	UnitedHealth Group Inc.	9,929,200	195,109
	Sanofi-Aventis ADR	2,291,203	58,701
	UCB SA	1,970,378	54,209
	Cardinal Health, Inc.	1,669,600	54,179
*	St. Jude Medical, Inc.	230,200	7,633

			3,199,517
Industrials (6.2%)
	Deere & Co.	8,394,400	230,762
	Waste Management, Inc.	8,141,000	219,807
	Lockheed Martin Corp.	3,400,800	214,624
	Siemens AG	3,499,000	175,578
	General Electric Co.	20,121,600	171,235
	Canadian National Railway Co.	5,238,600	169,416
	United Parcel Service, Inc.	4,010,200	165,140
	FedEx Corp.	3,707,000	160,179
	Honeywell International Inc.	5,526,900	148,287
	Parker Hannifin Corp.	3,779,250	126,114
	Illinois Tool Works, Inc.	4,407,300	122,523
	Caterpillar, Inc.	3,431,800	84,457
	Mitsui & Co., Ltd.	5,444,000	50,147
	British Airways PLC	16,809,953	32,630
	ABB Ltd. ADR	1,941,500	23,395

			2,094,294
Information Technology (6.9%)
	International Business Machines Corp.	7,012,100	645,324
	Microsoft Corp.	14,940,300	241,286
	Accenture Ltd.	8,238,800	240,491
	Automatic Data Processing, Inc.	5,970,400	203,889
	Texas Instruments, Inc.	12,856,500	184,491
	Corning, Inc.	16,310,600	172,077

Intel Corp.	11,845,800	150,915
Hewlett-Packard Co.	5,128,800	148,889
Applied Materials, Inc.	14,039,500	129,304
Keyence Corp.	551,600	104,108
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,158,653	91,676

		2,312,450
Materials (2.2%)
Syngenta AG ADR	5,669,400	242,764
BHP Billiton Ltd. ADR	3,817,900	139,048
Air Products & Chemicals, Inc.	2,691,300	124,472
Newmont Mining Corp. (Holding Co.)	2,124,400	88,439
Companhia Vale do Rio Doce ADR	6,214,072	80,099
International Paper Co.	11,726,900	66,726

		741,548
Telecommunication Services (3.3%)
AT&T Inc.	37,045,085	880,561
Verizon Communications Inc.	8,469,600	241,638

		1,122,199
Utilities (3.6%)
Exelon Corp.	6,790,800	320,661
FPL Group, Inc.	6,124,800	277,637
Dominion Resources, Inc.	8,348,600	251,961
PG&E Corp.	6,026,400	230,329
Veolia Environment ADR	3,194,100	68,769
Progress Energy, Inc.	1,710,500	60,586
FirstEnergy Corp.	291,400	12,402

		1,222,345
Total Common Stocks (Cost $24,511,553)		19,643,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.5%)
U.S. Government Securities (1.9%)
	U.S. Treasury Note	2.375%	8/31/10	125,000	127,832
	U.S. Treasury Note	2.750%	2/15/19	534,000	520,650

			648,482
Agency Notes (0.5%)
[1]	Federal Home Loan Bank	3.625%	9/16/11	150,000	156,372
Conventional Mortgage-Backed Securities (1.1%)
[1,2]	Federal National Mortgage Assn.	4.500%	2/1/38–2/1/39	99,542	99,854
[1,2]	Federal National Mortgage Assn.	5.500%	10/1/24–12/1/38	267,176	274,000
[2]	Government National Mortgage Assn.	7.000%	11/15/31–11/15/33	11,465	12,151
[2]	Government National Mortgage Assn.	8.000%	6/15/17	42	44

					386,049
Total U.S. Government and Agency Obligations (Cost $1,187,867)					1,190,903
Corporate Bonds (34.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
[2,3]	American Mortgage Trust	5.419%	4/15/37	31,075	26,517
[2]	AmeriCredit Automobile Receivables Trust	3.930%	10/6/11	6,430	5,813
[2]	AmeriCredit Automobile Receivables Trust	5.210%	10/6/11	8,055	7,586
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.674%	6/11/41	20,960	15,191
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.871%	9/11/42	24,700	17,921
[2]	Capital One Auto Finance Trust	5.450%	2/15/11	336	332
[2]	CarMax Auto Owner Trust	4.910%	1/18/11	16,054	15,989
[2]	DaimlerChrysler Auto Trust	4.980%	2/8/11	9,664	9,586
[2]	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	48,375	38,866
[2]	Household Automotive Trust	5.280%	9/17/11	26,153	25,964
[2,3]	Marriott Vacation Club Owner Trust	5.362%	10/20/28	7,981	6,577

[2]	Nomura Asset Securities Corp.	6.590%	3/15/30	347	347
[2]	UPFC Auto Receivables Trust	5.490%	5/15/12	3,139	2,838
[2]	Wachovia Auto Owner Trust	4.930%	11/20/12	25,000	24,791
[2]	World Omni Auto Receivables Trust	3.820%	11/14/11	3,665	3,612

				201,930
Finance (15.4%)
	Banking (9.1%)
	American Express Bank, FSB	5.550%	10/17/12	50,000	47,509
	American Express Credit Corp.	5.875%	5/2/13	44,000	40,762
[3]	American Express Travel	5.250%	11/21/11	35,000	33,337
[3]	ANZ National Bank International Ltd.	6.200%	7/19/13	38,890	38,160
	Bank of America Capital Trust VI	5.625%	3/8/35	96,180	40,488
	Bank of America Corp.	4.375%	12/1/10	10,000	9,280
[4]	Bank of America Corp.	3.125%	6/15/12	50,000	51,466
	Bank of America Corp.	6.000%	10/15/36	30,000	20,577
[2]	Bank of America Corp.	8.000%	12/29/49	27,616	9,942
	Bank of America, NA	5.300%	3/15/17	68,000	49,805
	Bank of New York Mellon	5.125%	11/1/11	44,000	44,370
	Bank of New York Mellon	4.950%	11/1/12	30,000	30,557
	Bank of New York Mellon	4.950%	3/15/15	58,655	55,454
	Bank One Corp.	7.875%	8/1/10	40,000	40,484
[2,3]	Barclays Bank PLC	5.926%	12/15/49	70,000	16,275
	BB&T Corp.	4.900%	6/30/17	8,045	6,972
	BB&T Corp.	5.250%	11/1/19	8,000	6,867
[2,3]	BTMU Curacao Holdings NV	4.760%	7/21/10	47,895	44,727
	Capital One Bank	6.500%	6/13/13	20,705	19,257
	Capital One Capital IV	6.745%	2/17/37	33,000	15,180
	Capital One Financial Corp.	5.700%	9/15/11	31,150	28,932
	Citigroup, Inc.	4.625%	8/3/10	19,400	17,889
	Citigroup, Inc.	5.300%	10/17/12	50,000	44,438
	Citigroup, Inc.	5.850%	8/2/16	30,000	25,379
	Citigroup, Inc.	6.125%	11/21/17	64,960	55,864
	Citigroup, Inc.	6.625%	6/15/32	45,000	28,382
	Citigroup, Inc.	6.125%	8/25/36	30,000	18,278
	Countrywide Home Loan	5.625%	7/15/09	20,000	19,575

	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	15,000	15,212
	Credit Suisse New York	5.000%	5/15/13	87,750	83,439
	Dean Witter, Discover & Co.	6.750%	10/15/13	25,775	24,559
	Deutsche Bank AG London	5.375%	10/12/12	41,245	41,654
	Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	51,181
	Fifth Third Bancorp.	4.200%	2/23/10	60,000	57,954
	Golden West Financial Corp.	4.750%	10/1/12	10,000	9,577
	Goldman Sachs Group, Inc.	5.000%	1/15/11	15,000	14,735
	Goldman Sachs Group, Inc.	5.300%	2/14/12	60,000	58,279
	Goldman Sachs Group, Inc.	5.350%	1/15/16	70,000	62,091
	Goldman Sachs Group, Inc.	5.625%	1/15/17	40,000	31,955
	Goldman Sachs Group, Inc.	5.950%	1/18/18	44,000	39,574
	Goldman Sachs Group, Inc.	6.450%	5/1/36	50,000	34,400
	Goldman Sachs Group, Inc.	6.750%	10/1/37	43,995	31,396
[3]	HBOS Treasury Services PLC	6.000%	11/1/33	80,500	46,792
[4]	HSBC Bank USA	3.125%	12/16/11	50,000	51,542
	HSBC Bank USA	4.625%	4/1/14	19,710	18,518
	HSBC Holdings PLC	6.500%	5/2/36	25,000	23,135
	Huntington National Bank	4.900%	1/15/14	16,375	11,557
	Huntington National Bank	5.500%	2/15/16	16,000	10,983
	JPMorgan Chase & Co.	6.750%	2/1/11	25,115	25,894
	JPMorgan Chase & Co.	5.125%	9/15/14	50,000	44,464
	JPMorgan Chase & Co.	5.250%	5/1/15	40,000	36,055
	JPMorgan Chase & Co.	6.000%	1/15/18	42,000	41,846
[2]	JPMorgan Chase & Co.	7.900%	12/29/49	47,521	31,483
[4]	KeyBank NA	3.200%	6/15/12	25,000	25,808
	Mellon Bank NA	4.750%	12/15/14	4,750	4,292
	Mellon Funding Corp.	5.000%	12/1/14	30,000	28,095
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	30,000	28,646
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	70,000	50,830
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	23,000	18,298

	Merrill Lynch & Co., Inc.	6.875%	4/25/18	40,000	32,922
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	25,000	17,127
[3]	Mizuho Finance (Cayman)	5.790%	4/15/14	50,000	46,312
	Morgan Stanley Dean Witter	6.600%	4/1/12	20,000	19,720
	Morgan Stanley Dean Witter	4.750%	4/1/14	70,000	58,099
	Morgan Stanley Dean Witter	6.000%	4/28/15	44,000	40,298
	Morgan Stanley Dean Witter	5.450%	1/9/17	70,000	59,145
	Morgan Stanley Dean Witter	6.250%	8/9/26	20,000	16,250
	National City Bank	7.250%	7/15/10	25,000	24,706
	National City Bank of Pennsylvania	7.250%	10/21/11	20,000	19,656
	National City Corp.	6.875%	5/15/19	13,950	12,437
	Northern Trust Co.	5.300%	8/29/11	36,320	36,421
	Northern Trust Co.	5.200%	11/9/12	34,940	35,530
	Northern Trust Co.	4.600%	2/1/13	5,925	5,748
[3]	Overseas Chinese Banking Corp.	7.750%	9/6/11	14,805	15,446
	Paribas NY	6.950%	7/22/13	40,000	42,182
	PNC Bank NA	4.875%	9/21/17	50,000	41,901
[4]	PNC Funding Corp.	2.300%	6/22/12	13,590	13,662
[2]	PNC Funding Corp.	8.250%	5/31/49	44,000	27,280
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	40,775	40,108
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	9,700	6,504
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	19,510	16,031
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	10,000	7,174
	State Street Corp.	5.375%	4/30/17	76,315	65,945
	SunTrust Banks, Inc.	4.250%	10/15/09	9,680	9,655
[4]	SunTrust Banks, Inc.	3.000%	11/16/11	25,000	25,648
	UBS AG	5.875%	7/15/16	60,000	52,870
	UFJ Finance Aruba AEC	6.750%	7/15/13	50,000	50,023
	US Bank NA	6.375%	8/1/11	17,940	19,043
	US Bank NA	6.300%	2/4/14	30,000	31,381
	Wachovia Bank NA	6.600%	1/15/38	60,000	53,243
	Wachovia Corp.	4.375%	6/1/10	19,400	19,204
[3]	WEA Finance LLC	7.125%	4/15/18	34,000	27,413
	Wells Fargo & Co.	6.375%	8/1/11	15,000	14,947
	Wells Fargo & Co.	5.125%	9/1/12	10,000	9,621
	Wells Fargo & Co.	5.250%	10/23/12	50,000	48,767

	Wells Fargo & Co.	4.950%	10/16/13	15,000	13,682
	Wells Fargo & Co.	5.125%	9/15/16	25,000	21,484
	Wells Fargo Bank NA	6.450%	2/1/11	5,000	5,088
[2]	Wells Fargo Capital XIII	7.700%	12/29/49	50,000	24,000
	Wells Fargo Financial	5.500%	8/1/12	20,000	19,887
	World Savings Bank, FSB	4.500%	6/15/09	14,845	14,864

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.350%	11/15/10	22,605	21,342
	Dean Witter, Discover & Co.	7.070%	2/10/14	17,500	15,069

	Finance Companies (1.9%)
	American Express Centurion Bank	4.375%	7/30/09	10,000	9,987
	American Express Co.	4.750%	6/17/09	20,000	20,062
	CIT Group, Inc.	4.125%	11/3/09	25,000	22,219
	CIT Group, Inc.	7.625%	11/30/12	27,660	19,742
	General Electric Capital Corp.	6.125%	2/22/11	19,400	20,049
[4]	General Electric Capital Corp.	3.000%	12/9/11	50,000	51,275
	General Electric Capital Corp.	5.875%	2/15/12	30,000	29,532
	General Electric Capital Corp.	8.125%	5/15/12	30,000	32,092
	General Electric Capital Corp.	6.000%	6/15/12	15,000	14,883
	General Electric Capital Corp.	5.250%	10/19/12	60,000	58,297
	General Electric Capital Corp.	5.450%	1/15/13	40,000	38,339
	General Electric Capital Corp.	5.400%	2/15/17	20,000	17,581
	General Electric Capital Corp.	6.750%	3/15/32	30,000	24,746
	General Electric Capital Corp.	6.150%	8/7/37	37,800	28,378
	HSBC Finance Corp.	5.700%	6/1/11	19,230	18,493
	HSBC Finance Corp.	6.375%	10/15/11	75,000	73,049
	HSBC Finance Corp.	5.500%	1/19/16	25,000	21,750
	International Lease Finance Corp.	5.400%	2/15/12	50,000	31,500
	International Lease Finance Corp.	5.300%	5/1/12	50,000	33,000
	NYSE Euronext	4.800%	6/28/13	52,025	50,621
[2,3]	US Trade Funding Corp.	4.260%	11/15/14	15,768	16,961

	Insurance (3.6%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	16,384

	ACE INA Holdings, Inc.	5.800%	3/15/18	40,360	36,722
	Aetna, Inc.	6.500%	9/15/18	11,460	10,843
[3]	AIG SunAmerica Global Financing VI	6.300%	5/10/11	60,000	44,925
	Allstate Corp.	7.200%	12/1/09	40,000	39,786
	Allstate Corp.	5.000%	8/15/14	10,000	8,971
[2]	Allstate Corp.	6.125%	5/15/17	30,000	19,832
[2]	Allstate Corp.	6.500%	5/15/37	20,000	11,688
	American International Group, Inc.	4.700%	10/1/10	34,400	26,101
	American International Group, Inc.	6.250%	3/15/37	24,040	3,576
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	50,000	50,620
	Chubb Corp.	6.000%	5/11/37	50,000	44,810
	Cincinnati Financial Corp.	6.920%	5/15/28	20,000	12,678
[3]	Farmers Exchange Capital	7.050%	7/15/28	25,000	14,257
	Genworth Financial, Inc.	5.125%	3/15/11	47,825	41,899
	Genworth Financial, Inc.	5.750%	5/15/13	25,000	19,202
[2]	Genworth Financial, Inc.	6.150%	11/15/16	50,000	8,500
	Hartford Financial Services Group, Inc.	7.900%	6/15/10	35,000	34,759
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	9,000	7,173
	Hartford Financial Services Group, Inc.	4.750%	3/1/14	15,000	11,728
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	44,000	26,806
	Hartford Life, Inc.	5.200%	2/15/11	24,185	22,553
	ING USA Global	4.500%	10/1/10	25,000	24,239
[3]	Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	34,877
[3]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	21,407
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	25,000	24,229
[3]	MassMutual Global Funding II	3.500%	3/15/10	50,000	48,545
	Mercury General Corp.	7.250%	8/15/11	20,000	20,956
[3]	MetLife Global Funding I	4.500%	5/5/10	20,000	19,563
[3]	MetLife Global Funding I	5.125%	11/9/11	30,000	28,605
[3]	Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	50,155

[3]	New York Life Global Funding	5.250%	10/16/12	30,120	29,918
[3]	New York Life Insurance	5.875%	5/15/33	55,395	45,491
	Principal Life Income Funding	5.125%	3/1/11	42,935	41,474
	Protective Life Secured Trust	4.850%	8/16/10	15,205	14,469
	Prudential Financial, Inc.	5.800%	6/15/12	25,080	23,715
	Prudential Financial, Inc.	5.150%	1/15/13	29,115	26,445
	Prudential Financial, Inc.	4.750%	4/1/14	28,700	23,436
	Prudential Financial, Inc.	5.100%	9/20/14	10,000	8,184
[3]	TIAA Global Markets	5.125%	10/10/12	46,100	45,239
	Torchmark Corp.	7.875%	5/15/23	45,000	41,747
	Travelers Cos. Inc.	5.800%	5/15/18	38,500	37,500
	UnitedHealth Group, Inc.	4.125%	8/15/09	23,950	23,880
	UnitedHealth Group, Inc.	4.750%	2/10/14	10,000	9,678
	UnitedHealth Group, Inc.	6.000%	11/15/17	36,000	33,807
	XL Capital Ltd.	6.500%	1/15/12	50,000	35,470

	Real Estate Investment Trusts (0.7%)
	ERP Operating LP	5.375%	8/1/16	9,675	7,842
	Kimco Realty Corp.	5.783%	3/15/16	4,750	3,469
	ProLogis	5.625%	11/15/16	35,600	19,936
	Realty Income Corp.	6.750%	8/15/19	36,095	27,117
	Simon Property Group Inc.	5.100%	6/15/15	50,000	38,978
	Simon Property Group Inc.	6.100%	5/1/16	49,050	41,145
	Simon Property Group Inc.	5.875%	3/1/17	20,000	15,981
	Simon Property Group Inc.	6.125%	5/30/18	25,000	20,289
[3]	Westfield Group	5.700%	10/1/16	60,000	45,141

					5,191,581
Industrial (14.2%)
	Basic Industry (0.7%)
	Alcan, Inc.	4.500%	5/15/13	20,000	17,106
	Alcan, Inc.	7.250%	3/15/31	21,273	17,243
	Alcoa, Inc.	5.720%	2/23/19	37,403	23,647
	Alcoa, Inc.	5.870%	2/23/22	12,597	8,033
	BHP Billiton Finance Ltd.	7.250%	3/1/16	15,000	15,673
	BHP Finance USA Ltd.	4.800%	4/15/13	15,000	15,459
	Dow Chemical Co.	6.000%	10/1/12	24,420	20,516

	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	24,930	25,422
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	17,560	18,017
	PPG Industries, Inc.	6.875%	2/15/12	9,355	9,795
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	52,000	45,696
[2]	Rohm & Haas Co.	9.800%	4/15/20	8,625	9,321
	Weyerhaeuser Co.	7.375%	3/15/32	25,000	16,177

	Capital Goods (1.6%)
	Boeing Co.	8.625%	11/15/31	9,460	11,652
	Caterpillar Financial Services Corp.	5.050%	12/1/10	25,000	25,698
	Caterpillar, Inc.	7.300%	5/1/31	10,000	9,854
	Deere & Co.	7.125%	3/3/31	25,000	25,309
	General Dynamics Corp.	4.250%	5/15/13	40,000	40,637
	General Electric Co.	5.250%	12/6/17	41,685	37,744
[3]	Hutchison Whampoa International Ltd.	6.500%	2/13/13	50,000	50,007
	John Deere Capital Corp.	5.350%	1/17/12	40,000	40,911
[4]	John Deere Capital Corp.	2.875%	6/19/12	50,000	51,146
	John Deere Capital Corp.	5.100%	1/15/13	40,000	40,692
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	30,000	31,041
[3]	Siemens Financieringsmat	5.750%	10/17/16	89,650	87,102
	United Technologies Corp.	7.500%	9/15/29	19,230	21,666
	United Technologies Corp.	6.050%	6/1/36	20,325	20,232
	United Technologies Corp.	6.125%	7/15/38	45,000	46,185

	Communication (2.6%)
	AT&T Inc.	5.100%	9/15/14	40,160	40,189
	AT&T Inc.	5.600%	5/15/18	44,000	42,486
	AT&T Inc.	6.450%	6/15/34	73,115	66,889
	AT&T Inc.	6.800%	5/15/36	11,305	10,723
	AT&T Inc.	6.500%	9/1/37	19,675	18,052
	BellSouth Corp.	6.000%	10/15/11	25,000	25,986
	BellSouth Corp.	5.200%	9/15/14	20,000	20,014
	BellSouth Corp.	6.550%	6/15/34	32,225	29,506
	BellSouth Corp.	6.000%	11/15/34	11,995	10,993
	BellSouth Telecommunications Inc.	7.000%	12/1/95	27,600	22,427
	CBS Corp.	7.700%	7/30/10	40,000	39,718
	Chesapeake & Potomac Telephone Co.	7.150%	5/1/23	10,000	9,252
	Comcast Corp.	5.700%	5/15/18	48,500	44,757

	Deutsche Telekom International Finance	8.500%	6/15/10	50,000	52,724
	France Telecom	7.750%	3/1/11	50,000	53,889
	Telefonica Europe BV	7.750%	9/15/10	50,000	52,504
	Time Warner Cable Inc.	5.850%	5/1/17	34,980	31,614
	Verizon Communications Corp.	4.350%	2/15/13	15,530	15,372
	Verizon Communications Corp.	5.500%	4/1/17	25,000	24,142
	Verizon Communications Corp.	6.900%	4/15/38	9,710	9,608
	Verizon Global Funding Corp.	6.875%	6/15/12	10,000	10,497
	Verizon Global Funding Corp.	4.375%	6/1/13	10,000	9,844
	Verizon Global Funding Corp.	7.750%	12/1/30	56,410	58,000
	Verizon Global Funding Corp.	5.850%	9/15/35	59,525	51,295
[3]	Verizon Wireless Capital	8.500%	11/15/18	21,000	23,593
[3]	Verizon Wireless Captial	5.550%	2/1/14	28,000	27,780
	Vodafone AirTouch PLC	7.750%	2/15/10	10,000	10,378
	Vodafone Group PLC	5.000%	12/16/13	10,000	10,027
	Vodafone Group PLC	5.375%	1/30/15	40,000	39,230

	Consumer Cyclical (2.4%)
[3]	American Honda Finance	4.625%	4/2/13	50,000	46,747
	CVS Caremark Corp.	4.000%	9/15/09	30,000	30,089
	CVS Caremark Corp.	4.875%	9/15/14	35,000	33,431
	CVS Caremark Corp.	5.750%	6/1/17	16,285	15,874
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	50,265	47,002
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	49,855	45,970
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	33,000	29,334
	Federated Retail Holding	5.900%	12/1/16	16,842	10,221
	Home Depot Inc.	4.625%	8/15/10	12,000	12,024
	Johnson Controls, Inc.	7.125%	7/15/17	36,300	28,656
	Kohl's Corp.	6.000%	1/15/33	32,000	20,928
	Lowe's Cos., Inc.	8.250%	6/1/10	12,870	13,720

	Lowe's Cos., Inc.	6.875%	2/15/28	5,790	5,618
	Lowe's Cos., Inc.	6.500%	3/15/29	39,900	37,104
	Lowe's Cos., Inc.	5.500%	10/15/35	20,000	16,268
	Lowe's Cos., Inc.	6.650%	9/15/37	25,905	24,535
	Staples Inc.	9.750%	1/15/14	25,220	26,292
	Target Corp.	5.875%	3/1/12	40,000	42,402
	Target Corp.	5.125%	1/15/13	24,025	25,304
	Target Corp.	5.875%	7/15/16	20,000	20,036
	The Walt Disney Co.	6.375%	3/1/12	20,000	21,659
	The Walt Disney Co.	4.700%	12/1/12	33,500	34,500
	The Walt Disney Co.	5.625%	9/15/16	30,000	31,235
	Time Warner, Inc.	5.500%	11/15/11	21,460	21,383
	Time Warner, Inc.	7.570%	2/1/24	20,000	18,499
	Time Warner, Inc.	6.950%	1/15/28	20,000	17,733
	Toyota Motor Credit Corp.	4.250%	3/15/10	20,000	20,587
	Wal-Mart Stores, Inc.	4.125%	2/15/11	40,000	41,652
	Wal-Mart Stores, Inc.	5.250%	9/1/35	18,000	16,867
	Western Union Co.	5.930%	10/1/16	60,000	56,295

	Consumer Noncyclical (4.5%)
	Abbott Laboratories	4.350%	3/15/14	30,500	31,637
	Anheuser-Busch Cos., Inc.	5.000%	3/1/19	15,000	12,449
	Anheuser-Busch Cos., Inc.	6.500%	1/1/28	19,550	16,780
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	20,000	17,639
	Archer-Daniels-Midland Co.	7.000%	2/1/31	20,130	20,737
	AstraZeneca PLC	6.450%	9/15/37	48,385	51,520
	Baxter International, Inc.	5.900%	9/1/16	12,498	13,120
[3]	Cargill Inc.	5.200%	1/22/13	36,000	34,488
[3]	Cargill Inc.	4.375%	6/1/13	20,400	18,853
[3]	Cargill Inc.	6.000%	11/27/17	25,000	23,012
[3]	Cargill Inc.	6.875%	5/1/28	19,355	17,212
[3]	Cargill Inc.	6.125%	4/19/34	28,980	23,762
	Clorox Co.	4.200%	1/15/10	55,770	56,487
	Coca-Cola Co.	5.350%	11/15/17	85,000	88,637
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	40,000	41,977
	Coca-Cola Enterprises Inc.	7.000%	10/1/26	10,075	10,244
	Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	43,678
	Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	16,344
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	16,184
	ConAgra Foods, Inc.	6.750%	9/15/11	5,982	6,325
	ConAgra Foods, Inc.	5.819%	6/15/17	9,503	9,009
	Diageo Capital PLC	5.200%	1/30/13	50,590	51,509
	Eli Lilly & Co.	6.000%	3/15/12	45,000	49,040
	Fortune Brands Inc.	4.875%	12/1/13	15,000	13,488

	General Mills, Inc.	5.200%	3/17/15	42,000	42,122
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	35,000	36,571
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	35,000	35,919
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	41,956
	Hershey Foods Corp.	4.850%	8/15/15	9,620	9,063
	Johnson & Johnson	5.150%	7/15/18	14,800	16,006
	Kimberly-Clark Corp.	4.875%	8/15/15	30,000	29,644
	Kraft Foods, Inc.	6.250%	6/1/12	34,170	36,661
	Medtronic Inc.	4.375%	9/15/10	19,235	19,633
	Medtronic Inc.	4.750%	9/15/15	20,000	19,067
	Merck & Co.	5.125%	11/15/11	69,000	72,068
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	10,000	11,051
	Pepsico, Inc.	5.150%	5/15/12	50,000	53,276
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	54,590	67,316
[3]	SABMiller PLC	6.500%	7/1/16	50,000	44,540
	Schering-Plough Corp.	5.550%	12/1/13	39,000	40,334
	Schering-Plough Corp.	6.550%	9/15/37	10,000	9,706
	Sysco Corp.	5.375%	9/21/35	25,000	22,741
[3]	Tesco PLC	5.500%	11/15/17	50,000	47,595
	Unilever Capital Corp.	7.125%	11/1/10	77,000	82,691
	Unilever Capital Corp.	5.900%	11/15/32	27,000	26,544
	Wyeth	6.950%	3/15/11	30,000	32,106
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	30,801

	Energy (0.5%)
	Apache Finance Canada Corp.	7.750%	12/15/29	19,910	21,681
	Conoco Funding Co.	6.350%	10/15/11	30,000	32,520
	ConocoPhillips	9.375%	2/15/11	20,000	22,200
	ConocoPhillips	5.200%	5/15/18	80,000	76,924
	Suncor Energy, Inc.	7.150%	2/1/32	20,279	15,429
	Suncor Energy, Inc.	5.950%	12/1/34	20,700	13,401

	Other Industrial (0.2%)
	Dover Corp.	6.500%	2/15/11	26,518	28,218
	Snap-On Inc.	6.250%	8/15/11	34,990	36,828

	Technology (0.9%)
	Cisco Systems Inc.	5.250%	2/22/11	37,000	39,136
	Hewlett-Packard Co.	5.250%	3/1/12	75,000	77,225
	Hewlett-Packard Co.	5.500%	3/1/18	29,135	29,048
	IBM International Group Capital	5.050%	10/22/12	50,000	52,895
	International Business Machines Corp.	8.375%	11/1/19	25,000	29,422
	International Business Machines Corp.	5.875%	11/29/32	25,000	24,500

	Intuit Inc.	5.400%	3/15/12	19,610	18,269
	Oracle Corp.	4.950%	4/15/13	25,020	26,217

	Transportation (0.8%)
[2]	Continental Airlines, Inc.	5.983%	4/19/22	31,465	24,543
[3]	ERAC USA Finance Co.	5.800%	10/15/12	12,835	10,157
[3]	ERAC USA Finance Co.	5.600%	5/1/15	6,960	4,811
[3]	ERAC USA Finance Co.	5.900%	11/15/15	19,500	13,399
[3]	ERAC USA Finance Co.	7.000%	10/15/37	26,175	15,973
[2]	Federal Express Corp.	6.720%	1/15/22	34,898	33,335
[2]	Southwest Airlines Co.	7.540%	6/29/15	30,772	30,406
	Southwest Airlines Co.	5.750%	12/15/16	46,500	39,932
[2]	Southwest Airlines Co.	6.150%	8/1/22	22,952	18,959
	United Parcel Service of America	4.500%	1/15/13	71,475	76,477

					4,778,882
Utilities (4.0%)
	Electric (3.4%)
	Alabama Power Co.	4.850%	12/15/12	42,330	43,587
	Alabama Power Co.	5.550%	2/1/17	17,650	18,111
	Alabama Power Co.	5.700%	2/15/33	15,000	14,934
	Carolina Power & Light Co.	6.300%	4/1/38	14,705	15,446
	Central Illinois Public Service	6.125%	12/15/28	54,000	39,436
	Commonwealth Edison Co.	5.950%	8/15/16	23,120	22,520
	Connecticut Light & Power Co.	5.650%	5/1/18	13,655	13,955
	Consolidated Edison Co. of New York	5.500%	9/15/16	20,930	21,067
	Consolidated Edison Co. of New York	5.300%	12/1/16	25,505	25,196
	Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	9,131
	Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	18,309
[3]	EDP Finance BV	5.375%	11/2/12	40,745	38,705
[3]	Enel Finance International	6.800%	9/15/37	38,515	28,982
	Exelon Generation Co. LLC	6.950%	6/15/11	50,000	51,012
	Florida Power & Light Co.	5.550%	11/1/17	9,835	10,307

	Florida Power & Light Co.	5.650%	2/1/35	50,000	50,242
	Florida Power & Light Co.	4.950%	6/1/35	10,000	9,068
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,025
	Florida Power & Light Co.	5.950%	2/1/38	39,215	40,066
	Florida Power Corp.	6.350%	9/15/37	8,000	8,512
	Florida Power Corp.	6.400%	6/15/38	27,055	28,598
	Georgia Power Co.	5.400%	6/1/18	38,660	39,239
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	25,000	23,408
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	60,000	56,862
	Northern States Power Co.	6.250%	6/1/36	50,000	52,816
	PacifiCorp	5.900%	8/15/34	12,500	12,125
	PacifiCorp	6.250%	10/15/37	36,635	37,959
	PECO Energy Co.	5.350%	3/1/18	20,545	20,268
	Potomac Electric Power	6.500%	11/15/37	25,000	24,888
	PPL Energy Supply LLC	6.200%	5/15/16	30,000	27,247
	Public Service Electric & Gas	5.300%	5/1/18	25,100	24,489
	Public Service Electric & Gas	5.800%	5/1/37	50,000	48,751
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	8,960
	South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	35,259
	Southern California Edison Co.	6.000%	1/15/34	7,695	8,016
	Southern California Edison Co.	5.550%	1/15/37	50,475	49,531
	Southern California Edison Co.	5.950%	2/1/38	50,000	51,514
	Southern Co.	5.300%	1/15/12	13,300	13,772
	Wisconsin Electric Power Co.	4.500%	5/15/13	21,565	21,333
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	16,394
	Wisconsin Power & Light Co.	7.625%	3/1/10	20,000	20,795
	Wisconsin Public Service	6.080%	12/1/28	45,000	41,806

	Natural Gas (0.5%)
	AGL Capital Corp.	6.375%	7/15/16	25,815	23,926
	British Transco Finance	6.625%	6/1/18	50,000	47,776
[3]	Duke Energy Field Services	6.450%	11/3/36	30,325	22,328
	KeySpan Corp.	4.650%	4/1/13	9,000	8,341

	National Grid PLC	6.300%	8/1/16	30,000	28,728
	San Diego Gas & Electric	6.000%	6/1/26	3,600	3,664
	Wisconsin Gas Co.	6.600%	9/15/13	13,100	13,520

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	37,590	33,620
					1,329,544
Total Corporate Bonds (Cost $12,723,982)					11,501,937
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
[3]	Corporacion Nacional del Cobre	6.150%	10/24/36	1,980	1,520
[3]	Emirate of Abu Dhabi	5.500%	8/2/12	10,000	10,729
	Inter-American Development Bank	4.375%	9/20/12	40,000	41,833
	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	40,199
	Japan Finance Corp.	4.625%	4/21/15	50,000	50,055
	Kreditanstalt fur Wiederaufbau	7.000%	3/1/13	10,000	11,144
	Oesterreichische Kontrollbank	4.250%	10/6/10	8,000	8,244
	Oesterreichische Kontrollbank	4.500%	3/9/15	50,000	52,489
	Province of British Columbia	4.300%	5/30/13	40,000	41,626
	Province of Manitoba	4.450%	4/12/10	57,000	58,257
	Province of Ontario	4.500%	2/3/15	35,000	35,411
	Province of Quebec	4.875%	5/5/14	25,000	26,292
	Province of Quebec	5.125%	11/14/16	50,000	49,162
	Quebec Hydro Electric	6.300%	5/11/11	40,000	42,400
	Republic of Italy	4.500%	1/21/15	50,000	50,375
	Republic of South Africa	6.500%	6/2/14	21,900	21,626
[3]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	47,180	40,711
Total Sovereign Bonds (Cost $576,698)				582,073
Taxable Municipal Bonds (1.3%)
	Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/21	12,985	13,536
	Connecticut GO	5.850%	3/15/32	42,320	40,561
	Illinois (Taxable Pension) GO	5.100%	6/1/33	90,510	79,566
[5]	Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	50,000	45,780
[6]	Oakland CA Pension Obligation	6.980%	12/15/09	7,801	7,995

[3,6]	Ohana Military Communities LLC	5.558%	10/1/36	9,600	7,150

[3,6]	Ohana Military Communities LLC	5.780%	10/1/36	16,360	12,512
	Oregon School Board Assn.	5.528%	6/30/28	50,000	46,711
	Oregon State GO	5.902%	8/1/38	19,510	17,727
[3]	Pacific Beacon LLC Naval Base	5.379%	7/15/26	9,000	6,997
	President and Fellows of Harvard College	6.300%	10/1/37	50,675	54,549
[5]	Southern California Public Power Auth.	6.930%	5/15/17	30,000	34,257
	Stanford Univ. California Rev.	6.875%	2/1/24	34,745	37,803
	Stanford Univ. California Rev.	7.650%	6/15/26	29,000	33,742
Total Taxable Municipal Bonds (Cost $457,011)				438,886
Temporary Cash Investments (0.2%)

Repurchase Agreement (0.1%)
	BNP Paribas Security Corp. (Dated 2/27/09, Repurchase Value $33,601,000, collateralized by Federal Home Loan Mortgage Corp. 5.500%, 2/1/39, and Federal National Mortgage Assn. 4.000%-6.581%, 2/1/11-9/1/33)	0.280%	3/2/09	33,600	33,600

		Coupon		Shares	Market Value ($000)
Money Market Fund (0.1%)
[7,8]	Vanguard Market Liquidity Fund	0.663%		22,531,500	22,532
Total Temporary Cash Investments (Cost $56,132)					56,132
Total Investments (99.2%) (Cost $39,513,243)					33,413,308
Other Assets and Liabilities-Net (0.8%)[8]					277,120
Net Assets (100%)					33,690,428

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $15,021,000.
1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities was $1,405,305,000, representing 4.2% of net assets.

4	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
5	Scheduled principal and interest payments are guaranteed by FSA (Financial Security Association).
6	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Includes $22,532,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At February 28, 2009, the cost of investment securities for tax purposes was $39,513,243,000. Net unrealized depreciation of investment securities for tax purposes was $6,099,935,000, consisting of unrealized gains of $2,298,829,000 on securities that had risen in value since their purchase and $8,398,764,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund is subject to credit risk in the normal course of pursuing its investment objectives. The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation

(depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss). The primary risk for purchasing credit protection through credit default swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is recorded as unrealized appreciation. This risk is mitigated by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty.

At February 28, 2009, the fund had the following open swap contracts:

Credit Default Swaps
					Unrealized
			Notional	Periodic	Appreciation
	Termination		Amount	Premium	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	Paid	($000)
Credit Protection Purchased
XL Capital Ltd.	3/20/12	GSI	19,230	5.000%	(663)
XL Capital Ltd.	3/20/12	GSI	11,945	5.000%	(294)
					(957)
1 GSI-Goldman Sachs International.

The fund also made initial premium payments totaling $5,492,000 in connection with the swap contracts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Swap Contracts ($000)
Level 1- Quoted prices	18,825,309	-
Level 2- Other significant observable inputs	14,587,999	(957)
Level 3- Significant unobservable inputs	-	-
Total	33,413,308	(957)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	April XXXX, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	April XXXXXX, 2009

VANGUARD WELLINGTON FUND

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	April XXXXX, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.